Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000028478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000028474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000028469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000028468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000113248
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000113249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000028478
Average Annual Return [Line Items]
Average Annual Return, Percent		8.13%	4.46%		3.04%
Without Sales Load [Member] | C000028474
Average Annual Return [Line Items]
Average Annual Return, Percent		9.52%	5.60%		6.18%
Without Sales Load [Member] | C000028469
Average Annual Return [Line Items]
Average Annual Return, Percent		17.13%	4.85%		2.23%
Without Sales Load [Member] | C000028468
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	4.58%		1.97%
Without Sales Load [Member] | C000113248
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%	2.93%	4.78%
Without Sales Load [Member] | C000113249
Average Annual Return [Line Items]
Average Annual Return, Percent		11.00%	2.79%		3.90%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		11.54%	6.46%		4.33%
Lazard Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%	14.14%		12.15%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%	3.10%		2.79%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%	3.10%		2.79%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%	13.85%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%		9.16%
Lazard Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Lazard Index: GDMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMA Index
Lazard Index: GDMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMA Index